Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Schedule of intangible assets

Intangible assets are comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Customer contracts	63,308,495	61,860,867	9,707,320
Software	37,763,932	38,161,854	5,988,428
License	942,481	500,000	78,461
Less: Accumulated amortization - customer contracts	(64,656,059)	(64,656,059)	(10,145,947)
Less: Accumulated amortization - software	(15,320,452)	(19,088,463)	(2,995,396)
Less: Accumulated amortization - license	(942,481)	(500,000)	(78,461)
Intangible assets subject to amortization	21,095,916	16,278,199	2,554,405
License with indefinite life	11,733,541	11,733,541	1,841,249
Foreign currency translation adjustment	1,347,564	2,795,192	438,626
Intangible assets, net	34,177,021	30,806,932	4,834,280

Schedule of Amortization Expense

The amortization expense for the next five years and thereafter as of December 31, 2020 and 2021, are as follows:

	As of December 31
	2020	2021
	RMB	RMB
Within 1 year	3,711,963	3,798,835
Between 1 and 2 years	3,711,963	3,798,835
Between 2 and 3 years	3,711,963	3,742,788
Between 3 and 4 years	3,711,963	3,731,578
Between 4 and 5 years	3,711,963	3,341,851
Total	18,559,815	18,413,887